Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Federated Hermes ETF Trust
Prospectus Date	rr_ProspectusDate	Jul. 26, 2024
Federated Hermes MDT Small Cap Core ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary InformationFederated Hermes MDT Small Cap Core ETF (the “Fund”)
Objective [Heading]	rr_ObjectiveHeading	RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	RISK/RETURN SUMMARY: FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell the Fund’s Shares (Shares). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 1, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example above, affect the Fund’s performance. The Fund is a new fund, has not yet completed its first fiscal year of operation and has no portfolio turnover yet to report.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.The Example assumes that you invest $10,000 for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expenses used to calculate the Fund’s Example do not include fee waivers or expense reimbursements. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its objective by investing primarily in the common stock of small-capitalization (small-cap) U.S. companies. The investment adviser’s investment strategy utilizes a small-cap approach by selecting most of its investments from companies listed in the Russell 2000® Index, an index that measures the performance of the 2,000 smallest U.S. companies by market capitalization within the Russell 3000® Index (an index that includes the 3,000 largest U.S. companies by market capitalization, representing approximately 98% of the investable domestic equity market).The Fund considers small-cap companies to be those within the range of companies listed in the Russell 2000® Index.As of June 28, 2024, companies in the Russell 2000® Index ranged in market capitalization from $4.7 million to $47.4 billion. As more fully described in this Prospectus, the Fund’s investments primarily include the following:, equity securities of domestic issuers and real estate investment trusts (“REITs”). As the Fund’s sector exposure approximates the Russell 2000® Index, the Fund may, from time to time, have large allocations to certain broad market sectors, such as financials, healthcare and industrials. Although the Fund’s investments are primarily selected from companies listed in the Russell 2000® Index, the Fund is not designed to track the overall composition or returns of the Russell 2000® Index and the Adviser actively manages the Fund’s investment strategy using the Fund’s quantitative model.The Adviser implements its strategy using a quantitative model driven by fundamental and technical stock selection variables. This process seeks to impose strict discipline over stock selection, unimpeded by market or manager psychology. It seeks to maximize compound annual return while controlling risk. The process also takes into account trading costs in an effort to ensure that trades are generated only to the extent they are expected to be profitable on an after-trading-cost basis. Additionally, risk is controlled through diversification constraints which limit exposure to individual companies as well as groups of correlated companies. The investment adviser’s stock selection process is expected to result in investments in companies with both growth and value characteristics.The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in small companies. For purposes of this policy, small companies will be defined as companies with market capitalizations within the range of companies in the Russell 2000® Index. The Fund will notify shareholders at least 60 days in advance of any change in its investment policies to normally invest less than 80% of its net assets (plus any borrowings for investment purposes) in small companies.The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate and increase the Fund’s trading costs, which may have an adverse impact on the Fund’s performance. An active trading strategy will likely result in the Fund generating more short-term capital gains or losses. Short-term gains are generally taxed at a higher rate than long-term gains. Any short-term losses are used first to offset short-term gains.
Risk [Heading]	rr_RiskHeading	What are the Main Risks of Investing in the Fund?
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance: Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year. Updated performance information for the Fund is available under the “Products” section at FederatedHermes.com/us or by calling 1-800-341-7400.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-341-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	FederatedHermes.com/us
Fee Waiver Or Reimbursement Over Assets, Later Of Termination Or Next Effective Prospectus	etf_FeeWaiverOrReimbursementOverAssetsLaterOfTerminationOrNextEffectiveProspectus	up to but not including the later of (the “Termination Date”): (a) August 1, 2025; or (b) the date of the Fund’s next effective Prospectus.
Federated Hermes MDT Small Cap Core ETF | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	All funds take investment risks. Therefore, it is possible to lose money by investing in the Fund.
Federated Hermes MDT Small Cap Core ETF | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Federated Hermes MDT Small Cap Core ETF | Stock Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	■ Stock Market Risk. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time. Information publicly available about a company, whether from the company’s financial statements or other disclosures or from third parties, or information available to some but not all market participants, can affect the price of a company’s shares in the market. Among other factors, equity securities may decline in value because of an increase in interest rates or changes in the stock market. Recent and potential future changes in industry and/or economic trends, as well as changes in monetary policy made by central banks and/or their governments, also can affect the level of interest rates and contribute to the development of or increase in volatility, illiquidity, shareholder redemptions and other adverse effects (such as a decline in a company’s stock price), which could negatively impact the Fund’s performance.
Federated Hermes MDT Small Cap Core ETF | Risk Related to the Economy [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	■ Risk Related to the Economy. The value of the Fund’s portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets. Economic, political and financial conditions, industry or economic trends and developments or public health risks, such as epidemics or pandemics, may, from time to time, and for varying periods of time, cause the Fund to experience volatility, illiquidity, shareholder redemptions and/or other potentially adverse effects.
Federated Hermes MDT Small Cap Core ETF | Small Cap Company Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	■ Small-Cap Company Risk. The Fund may invest in small capitalization (“small-cap”) companies. Small-cap companies may have less liquid stock, a more volatile share price, unproven track records, a limited product or service base and limited access to capital. The above factors could make small-cap companies more likely to fail than larger companies, and increase the volatility of the Fund’s portfolio, performance and Share price. The Adviser and its affiliated investment advisers also can manage other funds and accounts that use small-cap or similar investment strategies, and investments in small-cap securities by multiple funds and accounts, including those managed by the Adviser and its affiliates, could impact the availability of suitable small-cap securities and cause a capacity constraint associated with the Fund’s small-cap investment strategy.
Federated Hermes MDT Small Cap Core ETF | Risk Related to Investing for Growth [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	■ Risk Related to Investing for Growth. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. Additionally, growth stocks may not pay dividends or may pay lower dividends than value stocks.
Federated Hermes MDT Small Cap Core ETF | Risk Related to Investing for Value [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	■ Risk Related to Investing for Value. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. Additionally, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market. The value approach to stock selection also carries the risk that the market will not recognize a security’s intrinsic value for a long time (if ever), or that a stock judged to be undervalued may actually be appropriately priced.
Federated Hermes MDT Small Cap Core ETF | Real Estate Investment Trust Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	■ Real Estate Investment Trust Risk. Real estate investment trusts (REITs) carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.
Federated Hermes MDT Small Cap Core ETF | Sector Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	■ Sector Risk. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.
Federated Hermes MDT Small Cap Core ETF | ETF Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	ETF Risk. As an ETF, the Fund is subject to the following risks:
Federated Hermes MDT Small Cap Core ETF | Authorized Participants Concentration Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants Concentration Risk. To the extent that the Fund invests in instruments that trade outside of a collateralized settlement system, it may have a limited number of financial institutions that act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund and no other Authorized Participant steps in, trading in Shares of the Fund may be significantly diminished, bid-ask spreads may widen, and the market price of Shares may represent a significant discount to net asset value (NAV). To the extent that no Authorized Participants are willing to trade in the Fund’s shares, the Fund may have difficulty maintaining compliance with the requirements of the Exchange necessary to maintain the listing of the Fund, and the Fund may face delisting from the Exchange.
Federated Hermes MDT Small Cap Core ETF | Premium Discount Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Premium/Discount Risk. There may be times when the market price of the Fund’s Shares is more than the NAV intra-day (i.e., the market price represents a premium to NAV) or less than the NAV intra-day (i.e., the market price represents a discount to NAV) and when bid-ask spreads widen. As a result, shareholders of the Fund may pay more than NAV when purchasing Shares and receive less than NAV when selling Fund Shares. This risk is heightened in times of market volatility and in steep market declines. In addition, a Fund’s end-of-day market price may deviate from its NAV to the extent that the Fund invests in foreign securities whose local trading markets close before the U.S. market closes because, although the Fund may value such securities at their local market closing prices for purposes of calculating NAV, the broader market may assign them a different value, including due to after-hours developments in their local markets, which may be reflected in the market price of Shares.
Federated Hermes MDT Small Cap Core ETF | Secondary Market Trading Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market will normally pay brokerage commissions, which are often a fixed amount and may be a significant proportional cost for investors buying or selling relatively small amounts of Shares. Secondary market trading is subject to bid-ask spreads and trading in Fund Shares may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell Shares of the Fund. In addition, although the Fund’s Shares are listed on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained, that bid-ask spreads will be narrow, or that the Fund’s Shares will continue to be listed.
Federated Hermes MDT Small Cap Core ETF | New Fund Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	■ New Fund Risk. A new fund’s performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new funds may not attract sufficient assets to achieve investment and trading efficiencies. If a new fund were to fail to successfully implement its investment strategies or achieve its investment objective, performance may be negatively impacted, and any resulting liquidation could create negative transaction costs for the fund and tax consequences for investors.
Federated Hermes MDT Small Cap Core ETF | Quantitative Modeling Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	■ Quantitative Modeling Risk. The Fund employs quantitative models as a management technique. These models examine multiple economic factors using various proprietary and third-party data. The results generated by quantitative analysis may perform differently than expected and may negatively affect Fund performance for various reasons (for example, human judgment, data imprecision, software or other technology malfunctions, or programming inaccuracies).
Federated Hermes MDT Small Cap Core ETF | Federated Hermes MDT Small Cap Core ETF
Risk Return Abstract	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.46%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.46%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.36%
1 Year	rr_ExpenseExampleYear01	$ 47
3 Years	rr_ExpenseExampleYear03	$ 148

[1]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may incur and pay a Distribution (12b-1) Fee of up to a maximum of 0.25%. No such fee is currently incurred and paid by the Fund. The Fund will not incur and pay such a Distribution (12b-1) Fee until such time as approved by the Fund’s Board of Trustees (the “Trustees”).
[2]	Other Expenses are based on estimated amounts for the current fiscal year.
[3]	The Adviser and certain of its affiliates have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, taxes, litigation expenses, extraordinary expenses and proxy-related expenses, if any) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 0.36% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) August 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.